ACCOUNTING POLICIES - Change in Accounting Policy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents at beginning of the year	£ 36,781	£ 42,871	£ 46,715
Cash and cash equivalents at the end of the year	29,181	36,781	42,871
Effects of exchange rate changes on cash and cash equivalents	(14)	(58)	69
Net change in operating assets and liabilities:
– Reverse repurchase agreements - non-trading	2,130	(5,120)	5,335
– Repurchase agreements - non-trading	206	429	(3,684)
Net cash flows from operating activities	(3,331)	(3,304)	(3,992)
Balance before change
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents at beginning of the year	42,502	46,484	49,254
Cash and cash equivalents at the end of the year		42,502	46,484
Effects of exchange rate changes on cash and cash equivalents		(121)	121
Net change in operating assets and liabilities:
– Reverse repurchase agreements - non-trading		(3,224)	6,818
– Repurchase agreements - non-trading		704	(4,145)
Net cash flows from operating activities		(1,133)	(2,970)
(Decrease)/increase
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents at beginning of the year	£ (5,721)	(3,613)	(2,539)
Cash and cash equivalents at the end of the year		(5,721)	(3,613)
Effects of exchange rate changes on cash and cash equivalents		63	(52)
Net change in operating assets and liabilities:
– Reverse repurchase agreements - non-trading		(1,896)	(1,483)
– Repurchase agreements - non-trading		(275)	461
Net cash flows from operating activities		£ (2,171)	£ (1,022)